Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2018	Mar. 31, 2018
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 6,766	¥ 9,341
Derivative assets, Gross amounts offset on the balance sheet	[1]	0	0
Derivative assets, Net amounts presented on the balance sheet	[1],[2]	6,766	9,341
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(5,409)	(7,751)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	(571)	(520)
Derivative assets, Net amounts	[1]	786	1,070
Receivables under resale agreements, Gross amounts recognized	[1]	10,144	7,804
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2]	10,144	7,804
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(10,075)	(7,763)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Receivables under resale agreements, Net amounts	[1]	69	41
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	2,032	3,904
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2]	2,032	3,904
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(2,009)	(3,874)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Receivables under securities borrowing transactions, Net amounts	[1]	23	30
Financial assets, Gross amounts recognized, Total	[1]	18,942	21,049
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	18,942	21,049
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[3],[4]	(17,493)	(19,388)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[3]	(571)	(520)
Financial assets, Net amounts, Total	[1]	878	1,141
Derivative liabilities, Gross amounts recognized	[1]	6,326	9,013
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0	0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2]	6,326	9,013
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(5,069)	(7,758)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	(722)	(884)
Derivative liabilities, Net amounts	[1]	535	371
Payables under repurchase agreements, Gross amounts recognized	[1]	17,066	15,964
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0	0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2]	17,066	15,964
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(17,045)	(15,847)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Payables under repurchase agreements, Net amounts	[1]	21	117
Payables under securities lending transactions, Gross amounts recognized	[1]	1,359	1,181
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0	0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2]	1,359	1,181
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(1,355)	(1,179)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Payables under securities lending transactions, Net amounts	[1]	4	2
Financial liabilities, Gross amounts recognized, Total	[1]	24,751	26,158
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	24,751	26,158
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[3],[4]	(23,469)	(24,784)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[3]	(722)	(884)
Financial liabilities, Net amounts, Total	[1]	¥ 560	¥ 490

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter ("OTC") and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[4]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.